Commission income	12 Months Ended
Dec. 31, 2017
Commission income
Commission income

42.   Commission income

Commission income comprises the amount of all fees and commissions accruing in favor of the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.

The detail of Fee and commission income is as follows:

	Millions of euros
	2017	2016	2015
Collection and payment services:
Bills	368	295	271
Demand accounts	1,490	1,191	1,074
Cards	3,515	2,972	2,768
Orders	449	431	412
Cheques and other	154	133	134
	5,976	5,022	4,659
Marketing of non-banking financial products:
Investment funds	751	696	805
Pension funds	92	86	92
Insurance	2,517	2,428	2,350
	3,360	3,210	3,247
Securities services:
Securities underwriting and placement	374	282	252
Securities trading	302	287	303
Administration and custody	359	297	265
Asset management	251	201	222
	1,286	1,067	1,042
Other:
Foreign exchange	471	353	303
Financial guarantees	559	505	494
Commitment fees	283	286	314
Other fees and commissions	2,644	2,500	2,983
	3,957	3,644	4,094
	14,579	12,943	13,042